MARKETABLE SECURITIES - Schedule of Marketable Securities Classified as Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair value	$ 140,563,000	$ 292,449,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	4,215,000	209,897,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(61,000)	(4,619,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	176,625,000	215,715,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(3,045,000)	(7,070,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	180,840,000	425,612,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(3,106,000)	(11,689,000)
Less Than A Year [Member]
Amortized cost	123,449,000	235,323,000
Gross unrealized gains	2,000	0
Gross unrealized losses	(1,670,000)	(3,874,000)
Fair value	121,781,000	231,449,000
Government and corporate debentures - fixed interest rate Less Than A Year [Member]
Amortized cost	114,535,000	223,920,000
Gross unrealized gains	0	0
Gross unrealized losses	(1,640,000)	(3,840,000)
Fair value	112,895,000	220,080,000
Government Sponsored Enterprises Less Than A Year [Member]
Amortized cost	3,164,000	3,501,000
Gross unrealized gains	0	0
Gross unrealized losses	(30,000)	(27,000)
Fair value	3,134,000	3,474,000
Government and corporate debentures - floating interest rate Less Than A Year[Member]
Amortized cost	5,750,000	7,902,000
Gross unrealized gains	2,000	0
Gross unrealized losses	0	(7,000)
Fair value	5,752,000	7,895,000
More Than A Year Through Five Years [Member]
Amortized cost	66,235,000	202,778,000
Gross unrealized gains	8,000	0
Gross unrealized losses	(1,436,000)	(7,815,000)
Fair value	64,807,000	194,963,000
Government and corporate debentures - fixed interest rate More Than A Year Through Five Years [Member]
Amortized cost	62,142,000	184,158,000
Gross unrealized gains	0	0
Gross unrealized losses	(1,410,000)	(7,550,000)
Fair value	60,732,000	176,608,000
Government-sponsored enterprises More Than A Year Through Five Years [Member]
Amortized cost	0	3,163,000
Gross unrealized gains	0	0
Gross unrealized losses	0	(70,000)
Fair value	0	3,093,000
Government and corporate debentures - floating interest rate More Than A Year Through Five Years [Member]
Amortized cost	4,093,000	15,457,000
Gross unrealized gains	8,000	0
Gross unrealized losses	(26,000)	(195,000)
Fair value	4,075,000	15,262,000
Government and corporate debentures - fixed interest rate
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	2,467,000	186,664,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(59,000)	(4,380,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	171,160,000	210,024,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(2,991,000)	(7,010,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	173,627,000	396,688,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(3,050,000)	(11,390,000)
Government-sponsored enterprises debentures
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	0	5,590,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	(74,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	3,134,000	977,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(30,000)	(23,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	3,134,000	6,567,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(30,000)	(97,000)
Government and corporate debentures - floating interest rate
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	1,748,000	17,643,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(2,000)	(165,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	2,331,000	4,714,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(24,000)	(37,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	4,079,000	22,357,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ (26,000)	$ (202,000)